Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

25.  Subsequent events

Subsequent to December 31, 2018 and through April 25, 2019:

1.

On April 9, the Company presented its new brand named “YaVas”, operated  through its subsidiary “Viajes Vuela”. YaVas is a on line travel agency (www.yavas.com), which offers the opportunity to find in one single webpage: airline tickets, hotels, transfers and other supplemental travel services.

2.

On March 28, 2019, COFECE served the Company the final ruling dated March 19, 2019 issued by the Board of Commissioners in its meeting held March 14, 2019 that resolved that no liability is to be imposed against the Company.